Transactions with Related Parties - Navios Europe (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	9 Months Ended
	Dec. 31, 2014	Oct. 09, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Preferred distribution percentage	12.70%
Investment in affiliates	$ 151,966		$ 4,750
Loan receivable from affiliate	7,791		2,660
Line of credit facility remaining borrowing capacity	65,954
Navios Holdings, Navios Acquisition and Navios Partners
Business Acquisition [Line Items]
Line of credit facility remaining borrowing capacity	9,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans
Business Acquisition [Line Items]
Revolving loan facility to fund working capital requirements, outstanding		24,100
Navios Europe
Business Acquisition [Line Items]
Investment in affiliates	4,750
Navios Europe | Navios Revolving Loans
Business Acquisition [Line Items]
Loan receivable from affiliate	7,125
Navios Acquisition
Business Acquisition [Line Items]
Line of credit facility remaining borrowing capacity	$ 4,323